UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washingotn, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	30-June-01

Check here if Amendment			[ ] Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Management Filing this Report:

Name: Chilton Capital Management, L.P.
Address:	910 Travis, Suite 2200
		Houston, Texas 77002

13F File Number: 028-07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Thomas M. Motter
Title:	Chief Investment Officer
Phone:	713-650-1995

Signature, Place and Date of Signing:

Thomas M. Motter	Houston, Texas	August 1, 2001

Report Type (Check only one):
[X]	13F HOLDINGS REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1
Form 13F Information Table Entry Total:	74
Form 13F Information Table Value Total:	$134,304,878.13


List of Other Included Managers:

No. 13F File Number Name	Name

01 28-409	Mellon Bank

NAME OF CLASS   CUSIP        VALUE         SHARES  DISCRETNAUTH
Allos ThCOM          19777101         13890    3000Defined,None
Allos ThCOM          19777101    1269430.25  274175Sole    Sole
Altera CCOM          21441100    2581633.75   90425Sole    Sole
AmericanCOM          25816109        488880   12600Defined,None
AmericanCOM          26609107     3379887.5   57530Sole    Sole
AmericanCOM          26609107        164500    2800Defined,None
AmericanCOM          26874107    7644694.27   89927Sole    Sole
Analog DCOM          32654105     1893917.5   43790Sole    Sole
AOL TimeCOM     00184A105           3289710   62070Sole    Sole
AOL TimeCOM     00184A105            106000    2000Defined,None
Applied COM          38222105     2481847.5   50250Sole    Sole
Applied COM          38222105         24695     500Defined,None
Bank of COM          60505104   36343842.84  605428Sole    Sole
Bank of COM          60505104        210105    3500Defined,None
Bank of COM          64057102        288000    6000Defined,None
Bristol-COM         110122108       2435611   46570Sole    Sole
Bristol-COM         110122108        104600    2000Defined,None
Cisco SyCOM     17275R102             18450    1000Defined,None
Cisco SyCOM     17275R102         1713672.9   92882Sole    Sole
CitiGrouCOM         172967101        317040    6000Defined,None
CitiGrouCOM         172967101     4910685.4   92935Sole    Sole
Coca-ColCOM         191216100        180000    4000Defined,None
Coca-ColCOM         191216100        207000    4600Sole    Sole
Corus BaCOM         220873103        265100    4400Sole    Sole
CV TheraCOM         126667104       4923090   86370Sole    Sole
CV TheraCOM         126667104        456000    8000Defined,None
EMC CorpCOM         268648102     339621.75   11611Sole    Sole
Extreme COM     30226D106         943629.05   32305Sole    Sole
Exxon MoCOM     30231G102         3524572.5   40350Sole    Sole
Exxon MoCOM     30231G102            230604    2640Defined,None
Gemstar COM     36866W106         1168712.4   27590Sole    Sole
General COM         369604103    3828386.25   78531Sole    Sole
General COM         369604103       2418000   49600Defined,None
HoneywelCOM         438516106     1913603.1   54690Sole    Sole
I-2 TechCOM         465754109       1791426   92820Sole    Sole
I-2 TechCOM         465754109         23160    1200Defined,None
Intel CoCOM         458140100        234800    8000Defined,None
Intel CoCOM         458140100     2638858.5   89910Sole    Sole
InternatCOM         459200101        337305    2985Sole    Sole
InternatCOM         460254105        898535   26350Sole    Sole
IntersilCOM     46069S109           1306740   37550Sole    Sole
InterTruCOM     46113Q109          329451.9  326190Sole    Sole
InterTruCOM     46113Q109              6060    6000Defined,None
Lilly ElCOM         532457108        222000    3000Defined,None
Lilly ElCOM         532457108       4033370   54505Sole    Sole
MedtroniCOM         585055106        184040    4000Defined,None
MedtroniCOM         585055106     3130060.3   68030Sole    Sole
Merck & COM         589331107        127820    2000Defined,None
Merck & COM         589331107    1406339.55   22005Sole    Sole
Merrill COM         590188108     2987977.5   50430Sole    Sole
MicrosofCOM         594918104        142480    2000Defined,None
MicrosofCOM         594918104    1627335.32   22843Sole    Sole
MonsantoCOM     61166W101            899840   24320Sole    Sole
Nortel NCOM         656568102         21672    2400Defined,None
Nortel NCOM         656568102      942370.8  104360Sole    Sole
Parkway COM     70159Q104         215906.25    6125Sole    Sole
Pfizer ICOM         717081103        660825   16500Defined,None
Pfizer ICOM         717081103    2629883.25   65665Sole    Sole
PharmaciCOM     71713U102            275700    6000Defined,None
PharmaciCOM     71713U102        2315190.75   50385Sole    Sole
Portal SCOM         736126103      519902.8  126190Sole    Sole
Procter COM         742718109        480095    7525Sole    Sole
Sealed ACOM     81211K100          397904.5   10682Sole    Sole
Sealed ACOM     81211K209         804313.35   20133Sole    Sole
SouthwesCOM         844741108        277350   15000Defined,None
Sysco CoCOM         871829107        591870   21800Sole    Sole
Teco EneCOM         872375100     7676026.5  251673Sole    Sole
Texas InCOM         882508104     2515825.4   78866Sole    Sole
Texas InCOM         882508104         19140     600Defined,None
Verizon COM     92343V104            107000    2000Defined,None
Verizon COM     92343V104          510871.5    9549Sole    Sole
Vornado COM         929042109        351360    9000Defined,None
Wal MartCOM         931142103        398940    8175Sole    Sole
Wells FaCOM         949746101        185720    4000Defined,None